SHAREHOLDERS' EQUITY (Details)	Dec. 31, 2012	Dec. 31, 2011
Common Stock, Shares Authorized	49,800,000	49,800,000
Common Stock, Shares, Issued	13,369,809	12,098,597
Common Stock, Shares, Outstanding	13,369,809	12,098,597
Common Stock [Member]
Common Stock, Shares Authorized	49,800,000	49,800,000
Common Stock, Shares, Issued	13,369,809	12,098,597
Common Stock, Shares, Outstanding	13,369,809	12,098,597
Deferred A Shares [Member]
Common Stock, Shares Authorized	800,000	800,000
Common Stock, Shares, Issued	0	0
Common Stock, Shares, Outstanding	0	0
Deferred B Shares [Member]
Common Stock, Shares Authorized	1,200,000	1,200,000
Common Stock, Shares, Issued	0	0
Common Stock, Shares, Outstanding	0	0
Deferred C Shares [Member]
Common Stock, Shares Authorized	400,000	400,000
Common Stock, Shares, Issued	0	400,000
Common Stock, Shares, Outstanding	0	400,000